Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2018	132,251	97,744	34,768	264,763
Additions	—	1,376	—	1,376
Net exchange differences	—	4,350	1,540	5,890
At Dec. 31, 2019	132,251	103,470	36,308	272,029
Additions	—	36,107	—	36,107
Net exchange differences	—	6,454	198	6,652
At Dec 31, 2020	132,251	146,031	36,506	314,788

Accumulated amortization
At Dec. 31, 2018	(113,102)	—	(23,753)	(136,855)
Amortization charge for the year	—	—	(879)	(879)
Net exchange differences	—	—	(1,068)	(1,068)
At Dec. 31, 2019	(113,102)	—	(25,700)	(138,802)
Amortization charge for the year	—	—	(869)	(869)
At Dec 31, 2020	(113,102)	—	(26,569)	(139,671)

Net book value at:
Dec. 31, 2019	19,149	103,470	10,608	133,227
Dec. 31, 2020	19,149	146,031	9,937	175,117
Impairment assessment of goodwill
The Company has identified 5 cash generating units ("CGU") as follows:
•Exchange listed products
•Managed equities
•Lending
•Brokerage
•Corporate
As at December 31, 2020, the Company had allocated $19.1 million (December 31, 2019 - $19.1 million) of goodwill on a relative value approach basis to the exchange listed products and managed equities CGUs.
In the normal course, goodwill is tested for impairment once per annum, which for the Company is during the fourth quarter of each year or earlier if there are indicators of impairment. During the impairment testing process, there was no impairment in either the exchange listed products or the managed equities CGUs.
Impairment assessment of indefinite life fund management contracts
As at December 31, 2020, the Company had indefinite life intangibles related to fund management contracts of $146 million (December 31, 2019 - $103.5 million). The addition during the year relates to the Acquisition. The cost of the intangible asset was recorded at the fair value of consideration transferred of $15 million, including contingent consideration of $19.3 million (see Note 2) and the acquisition costs directly attributable to the purchase of the management contracts of $1.8 million (see Note 5). There was no impairment as at December 31, 2020 or 2019.
Impairment assessment of finite life fund management contracts
As at December 31, 2020, the Company had exchange listed fund management contracts within the exchange listed products CGU of $9.9 million (December 31, 2019 - $10.6 million). There was no impairment as at December 31, 2020 or 2019.